Incorporated herein by reference is a supplement to the Grail American Beacon Large Cap Value ETF’s (subsequently renamed the Columbia Concentrated Large Cap Value Strategy Fund) prospectus and statement of additional information filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 2, 2011 (SEC Accession No. 0001104659-11-024700).